4. Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property and Equipment
	December 31, 2012	December 31, 2011
	$	$
Equipment	13,466	13,466
Less: Accumulated Depreciation	(13,466)	(13,466)

Total	–	–